                           JPMORGAN MONEY MARKET FUNDS

                        JPMORGAN PRIME MONEY MARKET FUND
            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                               (ALL SHARE CLASSES)
                       (EACH A SERIES OF JPMORGAN TRUST I)

                    JPMORGAN LIQUID ASSETS MONEY MARKET FUND
                  JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND
                      JPMORGAN MUNICIPAL MONEY MARKET FUND
                  JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND
                    JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND
                   JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
                               (ALL SHARE CLASSES)
                      (EACH A SERIES OF JPMORGAN TRUST II)

    SUPPLEMENT DATED JULY 1, 2005 TO THE PROSPECTUSES DATED FEBRUARY 19, 2005

     The following information supplements the JPMorgan Money Market Funds Prospectuses, as applicable:

     A) Under the heading "SELLING FUND SHARES" in the "HOW YOUR ACCOUNT WORKS" section of each Prospectus, the third paragraph is hereby deleted and replaced with the following:

          Under normal circumstances, if a Fund accepts your order before the Fund's cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

     In addition, under the heading "OTHER INFORMATION CONCERNING THE FUNDS" in the "HOW YOUR ACCOUNT WORKS" section, the second to last paragraph is hereby deleted and replaced with the following:

          The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

     1.   Trading on the NYSE is restricted;
     2.   The NYSE is closed (other than weekend and holiday closings);
     3.   Federal securities law permit;
     4.   The SEC has permitted a suspension; or
     5.   An emergency exists, as determined by the SEC.

     B) The Board of Trustees of JPMorgan Trust I approved the JPMorgan 100% U.S. Treasury Securities Money Market Fund's ability to engage in securities lending. Therefore, the following paragraph is hereby added to each Prospectus for the JPMorgan 100% U.S. Treasury Securities Money Market Fund under the heading "THE FUND'S MAIN INVESTMENT STRATEGY":
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          The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by U.S. Treasury securities or in other limited instances by cash.

     In addition, the following paragraph should be added under the heading "THE FUND'S MAIN INVESTMENT RISKS" for each JPMorgan 100% U.S. Treasury Securities Money Market Fund Prospectus:

          The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

        - The adviser maintains a list of approved borrowers, which the adviser believes to present low credit risk;
        - The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;
        -   The lending agent indemnifies the Fund against borrower default; and
        - Upon recall, the borrower must return the securities loaned within the normal settlement period.

     C) The information under "ADVISORY FEES" in the "MANAGEMENT OF THE FUNDS" section of each Prospectus for the JPMorgan Trust II Funds is hereby deleted and replaced with the following:

          JPMorgan Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

                                                                                 ANNUAL RATE
                                                                                   AS % OF
                                                                                AVERAGE DAILY
     FUND                                                                         NET ASSETS
     ----------------------------------------------------------------------------------------
     JPMorgan Liquid Assets Money Market Fund                                        0.35
     JPMorgan U.S. Treasury Plus Money Market Fund                                   0.35
     JPMorgan Municipal Money Market Fund                                            0.35
     JPMorgan Michigan Municipal Money Market Fund                                   0.35
     JPMorgan Ohio Municipal Money Market Fund                                       0.30
     JPMorgan U.S. Government Money Market Fund                                      0.08

     Beginning February 19, 2005, the advisory fees for the following Funds have been revised:

                                                                                 ANNUAL RATE
                                                                                   AS % OF
                                                                                AVERAGE DAILY
     FUND                                                                         NET ASSETS
     ----------------------------------------------------------------------------------------
     JPMorgan Liquid Assets Money Market Fund                                        0.08
     JPMorgan U.S. Treasury Plus Money Market Fund                                   0.08

                                                                                 ANNUAL RATE
                                                                                   AS % OF
                                                                                AVERAGE DAILY
     FUND                                                                         NET ASSETS
     ----------------------------------------------------------------------------------------
     JPMorgan Municipal Money Market Fund                                            0.08
     JPMorgan Michigan Municipal Money Market Fund                                   0.08
     JPMorgan Ohio Municipal Money Market Fund                                       0.08

     D) With respect to the Premier Shares of the JPMorgan Municipal Money Market Fund, JPMorgan Michigan Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund, the following information updates the "ANNUAL AND CUMULATIVE EXPENSE EXAMPLES":

     1. On page 51 of the Prospectus for the Premier Shares, the last line of the Annual and Cumulative Expense Example for the JPMorgan Municipal Money Market Fund is hereby deleted and replaced with the following:

                                             GROSS CUMULATIVE      NET CUMULATIVE     NET ANNUAL
     PERIOD ENDED          ANNUAL COSTS      RETURN                RETURN             RETURN
     -------------------------------------------------------------------------------------------
     October 31, 2015      $         76                 71.03%              62.71%          4.52%

     2. On page 52 of the Prospectus for the Premier Shares, in the heading of the Annual and Cumulative Expense Example for the JPMorgan Michigan Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund, the word "Investor" should be replaced with "Premier."

     3. Also on page 52 of the Prospectus for the Premier Shares, the last line of the Annual and Cumulative Expense Example for the JPMorgan Michigan Municipal Money Market Fund is hereby deleted and replaced with the following:

                                             GROSS CUMULATIVE      NET CUMULATIVE     NET ANNUAL
     PERIOD ENDED          ANNUAL COSTS      RETURN                RETURN             RETURN
     -------------------------------------------------------------------------------------------
     October 31, 2015      $         79                 71.03%             62.42%           4.50%

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.


                                                                    SUP-MMKT-705

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                           JPMORGAN MONEY MARKET FUNDS

            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                               (ALL SHARE CLASSES)
                         (A SERIES OF JPMORGAN TRUST I)

          SUPPLEMENT DATED JULY 1, 2005 TO THE STATEMENT OF ADDITIONAL
           DATED FEBRUARY 19, 2005, AS SUPPLEMENTED ON MARCH 29, 2005

     The following information should be added to the "INVESTMENT STRATEGIES AND POLICIES" section of the Statement of Additional Information ("SAI") of JPMorgan Trust I:

          SECURITIES LENDING. To generate additional income, the 100% U.S. Treasury Securities Money Market Fund, may lend up to 33 1/3% of such Fund's total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Typically such collateral will be secured by U.S. Treasury securities, but it may also be secured by cash. The Fund receives payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent. In addition, the Fund will receive a borrower fee from the borrower regardless of whether the loan is secured by U.S. Treasury securities or cash.

     In addition, the following information should be added to the SAI of JPMorgan Trust I after the section entitled "CUSTODIAN":

                            SECURITIES LENDING AGENT

     On May 12, 2005, the Board of Trustees approved the appointment of JPMorgan Chase Bank, N.A. as securities lending agent for the 100% U.S. Treasury Securities Money Market Fund. For the securities lending services it performs, JPMorgan Chase Bank, N.A. is entitled to a fee from the Trust, which is calculated on an annual basis and accrued daily, equal to 0.06% for all domestic loans and 0.1142% for all international loans. JPMorgan Chase Bank, N.A. has temporarily reduced fees on a voluntary basis to 0.05% for domestic loans and 0.10% for international loans. The purpose of these fees is to cover the custodial, administrative and related costs of securities lending activities including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

                                                                 SUP-MMKTSAI-705